Provisions - Schedule of provisions (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Provisions [abstract]
Non-current	¥ 37,550	¥ 35,177
Current	998,501	533,140
Total	¥ 1,036,051	¥ 568,317	¥ 538,793